Operating Lease	12 Months Ended
Dec. 31, 2025
Operating Lease [Abstract]
OPERATING LEASE

Note 17 - OPERATING LEASE

The Company has operating lease for its office facility. The lease for the year ended December 31, 2025 is located at 15N, Block B, Zhongzhou Holding Financial Center, Intersection of Houhai Avenue and Haide 1st Road, Shenzhen, China,which consists of approximately 136.65 square meters.

In the year 2022, the company changed the leased property address to Room 1302-1305, Building 25, Tianan Headquarters Central Road, 555, Panyu Avenue North, Donghuan Street, Panyu District and 1,451.04 square meters on December 9, 2021. The renewed lease has a term starting from December 9, 2021 and ending by October 8, 2025. The lease deposit increased to $28,963 without any rent-free period. In June 2022, the Company signed a new lease agreement for its office space located at Room 1301.01 and 1301.02, Building 25, Tianan Headquarters Central Road, No. 555 Panyu Avenue North, Donghuan Street, Panyu District. The office space covers an area of about 345.22 square meters. In the year 2024, the company renewed two lease contracts with Guangzhou Panyu Energy Saving Science Park Development Co., Ltd., located at Room 1301-1, 1301-2 (345.22 square meters) and Room 1302-1305 (1451.04 square meters), Building 25, Tianan Headquarters Center Road, No. 555 Panyu Avenue North, Donghuan Street, Panyu District. In the year 2025, the company terminated two lease contracts and vacated the leased properties.

Due to the incorporation of Guji Technology (Shenzhen) Co., Ltd. in the year 2024, the company have leased the 32H, Block B, Zhongzhou Holding Financial Center, Intersection of Houhai Avenue and Haide 1st Road, Shenzhen, China for office purposes. In this year, the company terminated the original lease contract and signed a new lease agreement for its office space located at 15N, Block B, Zhongzhou Holding Financial Center, Intersection of Houhai Avenue and Haide 1st Road, Shenzhen, China. The new lease has a term starting from January 1, 2026 and ending by June 15, a lease term of less than 12 months.

Leases with an initial term of 12 months or less are not recorded on the balance sheet; and the Company recognizes lease expense for these leases on a straight-line basis over the lease term. The Company does not separate non-lease components from the lease components to which they relate, and instead accounts for each separate lease and non- lease component associated with that lease component as a single lease component for all underlying asset classes.

The following table provides a summary of leases by balance sheet location as of December 31, 2025 and 2024:

Assets/Liabilities	December 31, 2025	December 31, 2024
Assets
Operating lease right-of-use assets	$-	$564,808

Liabilities
Operating lease liability - current	$-	$284,100
Operating lease liability - non-current	-	282,454
Total lease liabilities	$-	$566,554

The operating lease expenses for the years ended December 31, 2025 and 2024 were as follows:

Lease Cost	Classification	December 31, 2025	December 31, 2024
Operating lease cost	General and administrative expenses	$335,587	$140,055

Lease Term and Discount Rate	December 31, 2024
Weighted-average remaining lease term (years)
Operating leases	1.95

Weighted-average discount rate (%)
Operating leases	8%